Intangible assets - Type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Intangible assets
Intangible assets	€ 3,971	€ 5,236
Customer relationships
Intangible assets
Intangible assets	2,306	2,765
Technologies
Intangible assets
Intangible assets	1,107	1,786
Tradenames and trademarks
Intangible assets
Intangible assets	233	308
Other intangible assets
Intangible assets
Intangible assets	€ 325	€ 377
Minimum
Intangible assets
Remaining amortization period	3 years
Minimum | Customer relationships
Intangible assets
Remaining amortization period	1 year
Minimum | Technologies
Intangible assets
Remaining amortization period	1 year
Minimum | Tradenames and trademarks
Intangible assets
Remaining amortization period	2 years
Minimum | Other intangible assets
Intangible assets
Remaining amortization period	1 year
Maximum
Intangible assets
Remaining amortization period	10 years
Maximum | Customer relationships
Intangible assets
Remaining amortization period	9 years
Maximum | Technologies
Intangible assets
Remaining amortization period	5 years
Maximum | Tradenames and trademarks
Intangible assets
Remaining amortization period	6 years
Maximum | Other intangible assets
Intangible assets
Remaining amortization period	6 years